Shareholders' equity - Reconciliation (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in share capital
Balance at the beginning	$ 50,584	$ 26,288
Issued in connection with Offering	95,738	32,415
Balance at the end	$ 115,273	$ 50,584
Share Capital
Changes in number of shares issued
Balance at the beginning	43,622,136	33,193,774
Issued in connection with the Offering	11,179,451	10,233,918
Issued upon stock options exercise	41,667
Issued upon broker warrants exercise	535,406	194,444
Balance at the end	55,378,660	43,622,136
Changes in share capital
Balance at the beginning	$ 502,706	$ 467,253
Issued in connection with Offering	104,591	35,000
Issued upon stock options exercise	137
Issued upon broker warrants exercise	1,722	453
Balance at the end	$ 609,156	$ 502,706
Common shares
Share capital
Par value	$ 0
Preferred shares
Share capital
Par value	$ 0